Intangible Assets (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Merchant Portfolios	$ 2,190,000	$ 2,190,000	$ 2,190,000
Less Accumulated Amortization	(932,976)	(854,761)	(208,571)
Net residual portfolios	1,257,024	1,335,239	1,981,429
Trade name	2,500,000	2,500,000	2,500,000
Less Accumulated Amortization	(625,000)	(500,000)	(333,333)
Net trade name	$ 1,875,000	$ 2,000,000	$ 2,166,667